Debt - Euro Term Loans - Narrative (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 21, 2021 EUR (€) facility
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt		$ 10
Amended Term Loan Facilities Due In 2027 | Term loan
Debt Instrument [Line Items]
Number of term loan facilities | facility				2
Principal | €				€ 500
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal		$ 623	$ 884
Repurchase amount			$ 200
Effective interest rate (as a percent)		4.81%	5.42%
Euro Term Loan Facilities due January 2027 | Term loan | Minimum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears		1 month
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 400
Euro Term Loan Facilities due January 2027 | Term loan | Maximum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears		6 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 550